Lease Obligations - Summary of Supplemental Disclosure of Cash Flow Information Related to the Company's Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of operating lease liability	$ 513	$ 712
IKENA ONCOLOGY INC
Cash paid for amounts included in the measurement of operating lease liability	$ 4,079	$ 2,534